As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07881
Brazos Mutual Funds
(Exact name of registrant as specified in charter)
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)
Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)
1-800-426-9157
Registrant’s telephone number, including area code
Date of fiscal year end: 11/30/05
Date of reporting period: 5/31/05

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2005
BRAZOS

SMALL CAP PORTFOLIO

REAL ESTATE
SECURITIES PORTFOLIO

MICRO CAP PORTFOLIO

GROWTH PORTFOLIO

MID CAP PORTFOLIO

INVESTMENT ADVISER

BRAZOS CAPITAL
MANAGEMENT
5949 SHERRY LANE
SUITE 1600
DALLAS, TEXAS 75225
www.brazosfunds.com

BRAZOS MUTUAL FUNDS

BRAZOS MUTUAL FUNDS
Report From Management
Dear Fellow Shareholders, Clients and Friends:
      The last six months ended May 31, 2005 proved to be a challenging period for smaller capitalization stocks. While several broad conclusions can be drawn about the market environment, size had a definite impact. As is evident from the table below, larger capitalization stocks outperformed smaller capitalization stocks. Also, value outperformed growth, companies with earnings outperformed companies without earnings, dividend-paying stocks outperformed non-dividend stocks, and higher quality stocks generally outperformed low quality stocks. While Energy and Health Care were the best performing sectors, Technology and Materials were the worst.

Russell 3000 Performance by Market Cap Quintiles
(In Millions)
Market Cap Quintile	Market Capitalization	Total Return

1	>$3033.5	3.24%
2	$1096-$3033	2.69%
3	$519-$1096	-1.03%
4	$241-$519	-3.81%
5	<$241.4	-7.71%
Total		2.83%
Source: FactSet Russell 3000 Data as of 11/30/04-5/31/05
      Reality set in for investors during the first quarter of 2005. We have enjoyed an extended period of low and declining inflation. Not too long ago, the Federal Reserve repeatedly expressed significant concerns about deflation and worked to prevent it by providing major liquidity to the economy. A year ago, the Federal Reserve signaled that deflation was no longer a significant threat and their concerns had returned to preventing inflation from becoming a future problem for the economy. In June of last year, the Fed began a tightening cycle by raising the Federal Funds rate by 25 basis points at each regularly scheduled meeting of the Federal Reserve Open Market Committee. As the price of oil and many other commodities soared last year, we all watched the monthly inflation reports for signs that those commodity price increases were being passed on to other stages of the economy. Those signs became clear in the first quarter and the Federal Reserve signaled its concern about accelerating inflation following its February meeting. Observers even warned of possible 50 basis point increases in the Federal Funds rate signaling the Federal Reserve’s seriousness about tightening monetary conditions to break the accelerating inflationary spiral. Rising inflation and interest rates are not positives for stocks and the equity market responded as one would expect.
      Turning to the corporate sector, the picture is more positive. American corporations have been doing an outstanding job of managing their businesses as the economy recovers. Costs have been

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
tightly controlled as revenues increased resulting in very strong earnings. Less well known has been the outstanding performance of corporate cash flow during this economic cycle.
      We strongly believe that the wise use of corporate cash will prove to be one of the major positives impacting stock prices over the coming months. It already has been a major factor, and we believe the trend will accelerate. An interesting point is that the build up of cash on corporate balance sheets is occurring worldwide. This may result in acquisitions of U.S. companies by foreign corporations, as in the case of BAE Systems acquiring United Defense Industries, and could provide the positive backdrop for capital spending that should benefit many of our portfolio holdings.
      The investment results for the market indices and for the Class Y shares of each Fund for the six months, one year, five year and since inception periods ended May 31, 2005, are shown in the following table.

	6 Months	12 Months	5 Years	5 Years	Inception	Inception
	Ending	Ending	Ending	Ending	to	to
	05/31/2005	05/31/2005	05/31/2005	05/31/2005	05/31/2005	05/31/2005
	Cumulative	Cumulative	Annualized	Cumulative	Annualized	Cumulative

Brazos Micro Cap Portfolio
Class Y Inception 12/31/97	-7.30%	3.81%	4.92%	27.14%	15.24%	186.30%
Russell 2000 Growth Index(a)	-3.25%	4.38%	-2.78%	-13.14%	1.64%	12.80%

Brazos Small Cap Portfolio
Class Y Inception 12/31/96	-4.70%	2.56%	-2.09%	-10.02%	9.08%	107.80%
Russell 2000 Growth Index(a)	-3.25%	4.38%	-2.78%	-13.14%	2.92%	27.40%

Brazos Growth Portfolio
Class Y Inception 12/31/98	-1.04%	2.95%	-1.45%	-7.03%	11.81%	104.62%
Russell 3000 Growth Index(b)	2.00%	3.40%	-8.53%	-35.99%	-2.94%	-17.42%

Brazos Mid Cap Portfolio
Class Y Inception 12/31/99	0.35%	5.57%	1.00%	5.09%	3.49%	20.43%
Russell Mid Cap Growth Index(c)	4.63%	10.56%	-3.65%	-16.98%	-3.13%	-15.82%

Brazos Real Estate Securities Portfolio
Class Y Inception 12/31/96	5.49%	28.34%	18.17%	130.40%	11.93%	158.20%
Morgan Stanley REIT Index(d)	6.22%	30.16%	19.54%	144.21%	11.71%	153.94%
Performance data quoted represents past performance and is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Current performance of the fund may be lower or higher than the performance quoted in the table above. Performance data current to the most recent month end may be obtained by visiting www.brazosfunds.com. Performance shown is for class Y shares, which do not have sales charges. Sales charges would diminish the performance shown.
     Investment performance reflects voluntary fee waivers and expense reimbursements in effect. In the absence of such waivers and reimbursements, total return would be reduced. The longer-term

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
performance results presented for the Micro Cap, Small Cap, Mid Cap, and Growth Funds reflect periods of above average performance attributable in part to investments in certain securities during their initial public offering or other non-recurring factors. In particular, the returns for certain periods, such as 1997 and 1999 for Small Cap, 1998 and 1999 for Micro Cap, 2000 for Mid Cap, and 1999 for Growth, reflect substantial benefits from first-day realized or unrealized gains from participation in initial public offerings. It is unlikely that the Funds will benefit to the same extent from these types of gains in the future, especially if a Fund’s assets remain at current levels or if they increase. Fund returns are shown net of fees.
      Stocks of micro cap, small cap and mid cap companies are more volatile than stocks of large cap companies. The Brazos Real Estate Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund; therefore, it is more exposed to individual stock volatility than a diversified fund. Effective January 26, 2004, the Real Estate Fund changed its primary investment strategy so as to seek to track the performance of the Morgan Stanley REIT Index by investing in those securities that comprise the index. The performance information reflects periods of time when Brazos Capital Management actively managed the fund.
Small Cap Fund
      The Financial Services and Health Care sectors were areas of strength in the Brazos Small Cap portfolio for the last six months.
      Within the Financial Services sector, the backdrop was mixed by industry. Specifically, Banks and S&L’s performed poorly over the six month period as concerns from a flattening yield curve started to bear fruit. Other industries, however, such as Diversified Financial Industries and Securities Brokerage and Services, did very well. A couple of stocks within this sector that helped the Fund’s performance included CB Richard Ellis Group Inc. and Asset Acceptance Capital Corp.
      CB Richard Ellis Group Inc. (CGB) offering commercial real estate services worldwide, benefits from a continuing improvement in the commercial real estate cycle.
      Asset Acceptance Capital Corp. (AACC) engages in the purchase and collection of defaulted or charged-off accounts receivable portfolios. Its receivables are acquired from consumer credit originators, primarily credit card issuers, consumer finance companies, retail merchants, and telecommunications and other utility providers, as well as from resellers and other holders of consumer debt.
      Within the Health Care sector, the backdrop was also mixed by industry. Health Care Facilities was the strongest performing industry while biotechnology was the weakest in the sector for the index. Stocks that helped Fund performance during the period included Beverly Enterprises, Inc., Psychiatric Solutions Inc., Bone Care International, Inc. and Aspect Medical Systems, Inc.
      Beverly Enterprises, Inc. (BEV), a nursing home operator, has been executing a turnaround of the business leading to good stock performance. In addition, private Formation Capital Group

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
launched a hostile takeover attempt last quarter, leading us to exit the position following the price appreciation.
      Psychiatric Solutions Inc. (PSYS) provides in-patient behavioral health care services in the United States. The company primarily operates in underserved markets with limited competition and favorable demographic trends. Pricing trends and demand growth are now providing a positive economic environment for companies in this space; the excess supply built up in the previous decade having been worked off.
      Bone Care International, Inc. (BCII), a pharmaceutical company focusing in nephrology, was acquired during the period at a hefty premium resulting in a large benefit to our shareholders.
      Aspect Medical Systems, Inc.’s (ASPM) anesthesia monitoring system provides information that enables clinicians to assess and manage a patient’s level of consciousness and administer the correct amount of anesthesia.
      The Technology sector was an area of weakness in the Brazos Small Cap portfolio during the last six months.
      InfoSpace, Inc. (INSP) a provider of Internet and wireless solutions for consumers, merchants, wireless operators, content brands, and financial institutions, declined as investors became more defensive.
      Alvarion Ltd. (ALVR), offering wireless broadband connectivity infrastructure to telecom carriers, Internet service providers, and private network operators worldwide, was sold as concerns emerged regarding year over year growth.
      The Small Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.
Micro Cap Fund
      Reflecting the pressure on the smallest companies in the market the Brazos Micro Cap Fund endured a very difficult period. Looking at the performance of the Russell 2000 Growth Index broken down by market cap quintiles illustrates the severe pressure on micro cap stocks.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

Russell 2000 Growth: Performance by Market Cap Quintile
11/30/04 – 5/31/05
Market Cap Quintile	Market Cap Ranges		Total Return

1	$1.06 bn –	$6.65 bn	-2.05%
2	$645 mm –	$1.06 bn	-1.58%
3	$406 mm –	$644 mm	-3.33%
4	$270 mm –	$405 mm	-6.62%
5	$0 mm –	$269 mm	-11.94%
Source: Factset
      The best performing sectors for the six month period were Materials and Financial Services. Dynamic Materials Corporation (BOOM), a metal bonding company, and Building Materials Holding Corporation (BMHC), a provider of raw and prefabricated materials for the homebuilding industry, continue to benefit from strong housing sales. The results from the Financial Services Sector were quite similar in that it was another sector that was weak in the index (-8.5%) but strong for the Fund (+10.4%). The performance was led by two similar companies that purchase and collect portfolios of defaulted receivables, Portfolio Recovery Associates, Inc. (PRAA) and Asset Acceptance Capital Corp.(AACC).
      Technology was the weakest relative performer in the first half of the fiscal year. The stocks that weighed most heavily on the portfolio were LeCroy Corporation, Infocrossing, Inc. and Catapult Communications Corporation. As an early cyclical in a slowing economy, LeCroy Corporation (LCRY), a maker of oscilliscopes for R&D labs at communications and computing companies, pulled back fairly quickly in March and April. Infocrossing, Inc. (IFOX) had a disappointing outlook for their June quarter as an acquisition is taking longer than anticipated to integrate and a large deal failed to close in the quarter. Catapult Communications Corporation (CATT) provided disappointing June quarter guidance as a competitor aggressively bid for business in Japan in Ql leaving Catapult’s backlog lighter than they had hoped entering Q2. While LeCroy and Catapult have been sold from the portfolio, Infocrossing has been reduced.
      The Micro Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.
Mid Cap Fund
      The Financial Services sector was a top contributor to the Fund in the past six months. CB Richard Ellis Group Inc. (CBG) and Jones Lang LaSalle Incorporated (JLL), both commercial property investment management companies, contributed to the strong performance. The commercial real estate cycle continues to improve and these stocks are leading beneficiaries. Defense stocks also added to performance. United Defense Industries, Inc. (UDI), a maker of combat vehicles,

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
artillery and missile launchers, announced that it would be acquired by BAE Systems Plc. In addition, health care management services companies did well. Caremark Rx, Inc. (CMX), a pharmaceutical benefit manager, marked notable price gains after a somnolent six-month period. Universal Health Services, Inc. (UHS) was another strong health care name. The company owns and operates hospitals throughout the United States.
      The Materials and Processing sector was a laggard this quarter. Georgia Gulf Corporation (GGC) and Westlake Chemical Corporation (WLK) have seen profit expectations for 2005 decline. Olin Corporation’s (OLN) earnings estimates have held up, and in fact advanced, yet the company’s stock has experienced the same downdraft as the group. The Tech sector also declined. Many investors moved to the sidelines, worried the economy was beginning to slow. Your investments in PMC-Sierra, Inc. (PMCS), a maker of analog semiconductors, and Advanced Micro Devices, Inc. (AMD), a producer of microprocessors and flash memory, declined in sympathy.
      Investing in mid capitalization stocks is more volatile than investing in large company stocks.
Growth Fund
      During this period, performance in the Brazos Growth portfolio was driven by the rotation out of high growth, offensively positioned stocks into lower growth, defensively positioned issues. This change in risk tolerance among market participants was driven by increasing inflation expectations and the fear that higher inflation would lead to slower GDP growth.
      The two best performing sectors in the portfolio were Financial Services and Producer Durables. It is somewhat ironic that the Financial Services sector would lead performance in a rising interest rate environment. That said, the four stocks that led the sector represent rather eclectic companies that either benefit from or are not correlated with rising rates. The four stocks are CB Richard Ellis Group Inc., Euronet Worldwide, Inc., Asset Acceptance Capital Corp. and Portfolio Recovery Associates, Inc.
      CB Richard Ellis Group Inc. (CGB) is benefiting from continued strength in the global commercial real estate market. Euronet Worldwide, Inc. (EEFT) is one of the world’s largest processors of secure electronic financial transactions and is the largest pan-European ATM processor. The company’s performance is driven by the rapid growth in the number of financial transactions being processed electronically. Finally, Asset Acceptance Capital Corp. (AACC) and Portfolio Recovery Associates, Inc. (PRAA) buy portfolios of charged-off consumer receivables and collect those receivables successfully over time.
      The Producer Durables sector was led by Defense Contractors and Homebuilders. Specifically, United Defense Industries, Inc. (UDI), the top performer in the portfolio, announced that it would be purchased by BAE Systems for $75 per share. On the day before this announcement, the stock closed at $58.26. During its holding period, UDI generated returns for clients in excess of 90%. In the homebuilding space, Standard Pacific Corp. (SPF) and Centex Corporation (CTX) continued their

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
inexorable march higher as the demand for homes outstripped supply in key geographies such as Florida, California, Arizona, and Virginia/ Washington, D.C.
      The two poorest performing sectors were Materials and Processing and Technology. Both sectors had strong runs into mid-November and contributed meaningfully to performance. In Materials and Processing, our biggest losers were the commodity chemical stocks including NOVA Chemicals Corporation (NCX), Lyondell Chemical Company (LYO) and Georgia Gulf Corporation (GGC). We had been taking considerable profits in these stocks well before they deteriorated. As the dollar rallied and fears of a GDP slowdown increased, we sold our remaining positions and are now completely out of the chemical stocks. We do note here that the commodity chemical stocks were one of our very best performing groups during their holding period.
      Finally, the Technology sector was hit by the sell off in rapidly growing small cap stocks as investors became more defensive. The underperformance was more group specific rather than stock specific. That said, we did move to an underweight position in technology with most of our current weighting in stable, predictable growers leveraged to government spending on key defense and homeland security initiatives.
Real Estate Fund
      The Brazos Real Estate Securities Fund produced another positive return for the period ending May 31, 2005. The six month return was 5.49%, the one year return was 28.34% and the three and five year annualized returns were 18.36% and 18.17%, respectively. REITs have been a wonderful asset class to have been invested in over the last five years and we are pleased that we could offer this asset class to our clients. Over the recent period, the best performing REIT sectors were Office, Regional Malls and Self Storage. The worst performing sectors were Outlet Centers, Industrial and Mixed Use.
      Looking back at the outstanding performance of REITs over the last five years, it is important to acknowledge the tremendous appetite for yield on the part of investors during this period. While the spread between REIT yields and the 10-year Treasury bond has fluctuated between 50 and 300 basis points over the last five years, it is clear that the outstanding performance of REIT stocks has been driven by declining Treasury bond yields. Today the 10-year Treasury bond trades at about 4% and the spread is a narrow 50 basis points. The outlook for REIT stock performance is clearly dependent on one’s forecast for Treasury bond yields. Like many others, we have been of the opinion that as long as the Federal Reserve was raising short term rates, that would put upward pressure on long term rates. We have been wrong over the last year, but we are still inclined to think bond yields are likely to rise over the balance of the year. Therefore, REITs may have already seen their best performance.
      Funds that concentrate their investments in a specific sector, such as real estate, experience more volatility and are exposed to greater risk than more diversified mutual funds.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)
Closing
      Looking back, we were too optimistic about stock performance early in the year. The market’s breadth was very healthy in the fourth quarter, and we were encouraged that stocks were going up for the right reasons entering the seasonally strong first quarter. Therefore, we felt the market would continue its positive trend. Unfortunately, the inflationary concerns discussed above overwhelmed the positive momentum. As the negative trends discussed above became evident to us, we adopted a more defensive portfolio posture which incorporated holding slightly more cash than normal. Once the Federal Reserve completes its tightening cycle, we believe stocks will be able to produce positive returns. We believe our portfolios of high quality small and mid sized companies will participate in any market rally that unfolds. Looking ahead, we will strive to invest in quality companies with positive earnings growth selling at reasonable valuations. This is our tried and true investment process.
      Finally, we thank you for your continued support of the Brazos Mutual Funds.

Sincerely,

Brazos Mutual Funds
     Opinions expressed are those of Brazos Capital Management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.
     Please refer to the report for additional information, including portfolio holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

(a)	Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

(b)	Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

(c)	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

(d)	The Morgan Stanley REIT Index tracks the performance of publicly traded real estate investment trusts I“REITS”J. The Morgan Stanley REIT replaces the NAREIT Equity Index as the Real Estate Fund’s comparable broad-based securities market index.

You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC. 07/05.

Brazos Mutual Funds – Sector Allocation
Small Cap Portfolio (expressed as a percentage of Market Value)
Real Estate Portfolio (expressed as a percentage of Market Value)

Brazos Mutual Funds – Sector Allocation
Micro Cap Portfolio (expressed as a percentage of Market Value)
Growth Portfolio (expressed as a percentage of Market Value)

Brazos Mutual Funds – Sector Allocation
Mid Cap Portfolio (expressed as a percentage of Market Value)
The Funds file complete schedules of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-888-SEC-0330.

Brazos Mutual Funds
Additional Information on Fund Expenses
Example
      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses.
      This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/04 — 5/31/05).
Actual Expenses
      The third and fourth columns of the table below provides information about account values based on actual returns and actual expenses. In addition to the sales loads on certain share classes, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
      The fifth and sixth columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Brazos Mutual Funds
Additional Information on Fund Expenses – (continued)
Actual vs. Hypothetical Returns For the Six Months Ended May 31, 2005

						Hypothetical (5% return
				Actual		before expenses)

		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio (1)	12/1/04	5/31/05	Period (1)	5/31/05	Period (1)

Small Cap Portfolio	Class Y	1.30%	$1,000.00	$953.00	$6.33	$1,018.45	$6.54
	Class N	1.60%	$1,000.00	$951.20	$7.78	$1,016.95	$8.05
	Class B	2.25%	$1,000.00	$948.40	$10.93	$1,013.71	$11.30
	Class II	2.25%	$1,000.00	$948.30	$10.93	$1,013.71	$11.30

Real Estate Securities Portfolio	Class Y	1.25%	$1,000.00	$1,054.90	$6.40	$1,018.70	$6.29
	Class N	1.65%	$1,000.00	$1,053.40	$8.45	$1,016.70	$8.30
	Class B	2.30%	$1,000.00	$1,050.30	$11.76	$1,013.46	$11.55
	Class II	2.30%	$1,000.00	$1,050.10	$11.76	$1,013.46	$11.55

Micro Cap Portfolio	Class Y	1.48%	$1,000.00	$927.00	$7.11	$1,017.55	$7.44
	Class N	1.78%	$1,000.00	$925.20	$8.54	$1,016.06	$8.95
	Class B	2.43%	$1,000.00	$922.40	$11.65	$1,012.81	$12.19
	Class II	2.43%	$1,000.00	$922.40	$11.65	$1,012.81	$12.19

Growth Portfolio	Class Y	1.20%	$1,000.00	$989.60	$5.95	$1,018.95	$6.04
	Class N	1.55%	$1,000.00	$988.00	$7.68	$1,017.20	$7.80
	Class B	2.20%	$1,000.00	$984.90	$10.89	$1,013.96	$11.05
	Class II	2.20%	$1,000.00	$984.90	$10.89	$1,013.96	$11.05

Mid Cap Portfolio	Class Y	1.20%	$1,000.00	$1,003.50	$5.99	$1,018.95	$6.04
	Class N	1.55%	$1,000.00	$1,001.80	$7.74	$1,017.20	$7.80

(1) -	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2005

Security Description	Shares	Value

Common Stocks – 83.0%
Basic Resources (non-energy) – 2.3%
Olin Corporation	58,900	$1,105,553
Westlake Chemical Corporation	48,300	1,158,234

		2,263,787

Business Services – 10.9%
Asset Acceptance Capital Corp.*	76,300	1,874,691
Euronet Worldwide, Inc.*	85,700	2,403,028
Labor Ready, Inc.*	64,545	1,332,209
Monster Worldwide Inc.*	46,500	1,226,670
Portfolio Recovery Associates, Inc.*	42,100	1,659,161
The Corporate Executive Board Company	33,590	2,343,910

		10,839,669

Consumer Merchandising – 3.4%
Hot Topic, Inc.*	49,900	1,071,353
True Religion Apparel, Inc.*	160,300	2,292,290

		3,363,643

Consumer Services – 5.1%
Bright Horizons Family Solutions, Inc.*	25,206	932,874
Comstock Homebuilding Companies, Inc.*	39,800	931,320
ITT Educational Services, Inc.*	39,300	1,783,827
Shuffle Master, Inc.*	49,425	1,354,245

		5,002,266

Defense – 9.2%
CACI International, Inc. – Class A *	12,900	831,534
DRS Technologies, Inc.	41,300	1,944,404
MTC Technologies, Inc.*	74,900	2,511,397
SI International, Inc.*	102,800	2,914,380
SRA International, Inc. – Class A *	26,400	896,280

		9,097,995

Electronic Components – 2.2%
Microsemi Corporation*	105,900	2,184,717

Electronic Technology – 1.5%
Ixia*	82,500	1,517,175

Energy – 6.7%
Atwood Oceanics, Inc.*	24,300	1,392,147
Barrett Bill Corporation*	31,500	959,175
Hornbeck Offshore Services, Inc.*	71,300	1,757,545
Quicksilver Resources Inc.*f	36,200	1,889,640
Todco – Class A*	26,300	599,377

		6,597,884

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Financial Services & Software – 5.9%
Calamos Asset Management, Inc. – Class A	54,000	$1,305,720
CB Richard Ellis Group, Inc.*	38,000	1,461,480
GFI Group Inc.*	57,800	1,612,620
Greenhill & Co., Inc.	40,800	1,455,744

		5,835,564

Healthcare Products – 5.9%
Arthrocare Corporation*	54,100	1,744,184
Symmetry Medical Inc.*	95,600	2,135,704
The Cooper Companies, Inc.	29,966	1,979,254

		5,859,142

Healthcare Services – 6.7%
Centene Corporation*	30,000	964,500
Covance Inc.*	37,700	1,645,982
HealthExtras, Inc.*	54,800	939,272
LifePoint Hospitals, Inc.*	21,700	976,066
Medcath Corporation*	40,800	1,057,128
Psychiatric Solutions, Inc.*	26,100	1,068,795

		6,651,743

Healthcare Technology – 6.6%
Aspect Medical Systems, Inc.*	76,400	2,457,024
Hologic, Inc.*	30,000	1,104,300
Impax Laboratories, Inc.*	86,000	1,410,400
IntraLase Corp*	83,300	1,615,187

		6,586,911

Technology Services & Software – 9.2%
Aladdin Knowledge Systems*f	110,000	2,640,000
Benchmark Electronics, Inc.*	57,300	1,814,691
Hyperion Solutions Corp.*	35,600	1,571,028
Infocrossing, Inc.*	112,300	1,230,808
Kanbay International Inc.*	37,500	778,500
Websense, Inc.*	20,519	1,102,076

		9,137,103

Traditional Heavy Industry – 3.4%
Bucyrus International, Inc. – Class A	28,600	1,020,448
Insituform Technologies, Inc.*	88,900	1,319,276
Sun Hydraulics Corporation	27,100	1,000,532

		3,340,256

Transportation – 1.1%
Brightpoint, Inc.*	56,600	1,064,080

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Utilities – 2.9%
Aqua America Inc.	47,100	$1,282,062
Consolidated Water Co, Ltd. f	44,800	1,630,720

		2,912,782

Total Common Stocks (Cost $71,913,526)		82,254,717

Principal
Amount

Short Term Investments – 19.6%
United States Government and Agency Issues – 11.9%
United States Treasury Bill, 2.605%, Due 06/02/05	$11,807,000	11,806,293

	Shares

Variable Rate Demand Notes – 7.7%
SEI Daily Income Trust Government Fund – Class B	3,822,576	3,822,576
SEI Daily Income Trust Treasury Fund – Class B	3,822,575	3,822,575

		7,645,151

Total Short Term Investments (Cost $19,451,444)		19,451,444

Total Investments – 102.6% (Cost $91,364,970)		101,706,161
Liabilities Less Other Assets – (2.6)%		(2,536,482)

Total Net Assets – 100.0%		$99,169,679

*	Non Income Producing
f	Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – REAL ESTATE SECURITIES PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2005

Security Description	Shares	Value

Reit Stocks – 96.8%
Apartments – 16.3%
America First Apartment Investors, Inc.	750	$8,475
Amli Residential Properties Trust	1,620	46,559
Apartment Investment & Management Co.	6,690	248,199
Archstone-Smith Trust	13,950	513,639
Associated Estates Realty Corp.	1,260	10,899
AvalonBay Communities, Inc.	5,100	381,837
BRE Properties, Inc.	3,560	137,202
Camden Property Trust	3,717	191,834
Equity Residential	19,980	717,282
Essex Property Trust, Inc.	1,450	116,000
Gables Residential Trust	2,080	75,733
Home Properties, Inc.	2,370	97,644
Mid-America Apartment Communities, Inc.	1,390	56,295
Post Properties, Inc.	2,680	87,904
Town & Country Trust	1,170	32,234
United Dominion Realty Trust, Inc.	9,360	215,748

		2,937,484

Diversified – 8.4%
Bedford Property Investors	1,040	24,097
Capital Automotive REIT	3,040	108,771
Colonial Properties Trust	2,861	116,729
Correctional Properties Trust	780	20,280
Crescent Real Estate Equities Co.	6,550	120,454
Entertainment Properties Trust	1,620	72,090
Equity Lifestyle Properties, Inc.	1,380	52,302
Getty Realty Corp.	1,400	38,696
Investors Real Estate Trust	2,960	27,854
Lexington Corporate Properties Trust	3,430	78,993
Mission West Properties Inc.	1,280	12,160
One Liberty Properties, Inc.	560	10,668
PS Business Parks, Inc.	1,390	57,046
Sizeler Property Investors, Inc.	1,140	13,680
Trustreet Properties, Inc.	1,630	25,672
Vornado Realty Trust	8,090	636,683
Washington Real Estate Investment Trust	2,960	92,056

		1,508,231

Healthcare – 5.4%
Health Care Property Investors, Inc.	9,400	255,586
Health Care REIT, Inc.	3,710	132,967
Healthcare Realty Trust, Inc.	3,370	131,733
National Health Realty, Inc.	510	9,486
Nationwide Health Properties, Inc.	4,720	106,059
OMEGA Healthcare Investors, Inc.	3,560	42,542
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – REAL ESTATE SECURITIES PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Reit Stocks (continued)
Healthcare (continued)
Senior Housing Properties Trust	4,370	$78,616
Universal Health Realty Income Trust	790	29,206
Ventas, Inc.	5,960	170,098
Windrose Medical Properties Trust	950	12,445

		968,738

Hotels – 0.1%
Ashford Hospitality Trust, Inc.	2,480	24,701

Industrial – 7.4%
AMB Property Corp.	5,860	236,217
Catellus Development Corp.	7,280	213,086
CenterPoint Properties Trust	3,440	143,792
EastGroup Properties, Inc.	1,550	63,116
First Industrial Realty Trust, Inc.	3,020	117,176
First Potomac Realty Trust	1,150	26,047
Monmouth Real Estate Investment Corp. – Class A	1,110	8,536
ProLogis	12,990	530,511

		1,338,481

Lodging/ Resorts – 4.8%
Boykin Lodging Co.*	1,240	13,144
Equity Inns Inc.	3,780	45,322
FelCor Lodging Trust Inc.*	3,580	49,833
Hersha Hospitality Trust	1,440	13,709
Highland Hospitality Corp.	2,830	29,998
Hospitality Properties Trust	4,510	198,079
Host Marriott Corp.	23,400	391,950
Innkeepers USA Trust	2,970	40,125
LaSalle Hotel Properties	2,120	65,508
Winston Hotels, Inc.	1,780	18,690

		866,358

Manufactured Homes – 0.5%
Affordable Residential Communities	2,460	30,307
American Land Lease, Inc.	440	9,504
Sun Communities, Inc.	1,240	44,640
United Mobile Homes, Inc.	500	7,325

		91,776

Mixed: Office/ Industrial – 4.1%
Duke Realty Corp.	10,070	310,861
Liberty Property Trust	6,050	249,804
Reckson Associates Realty Corp.	5,690	179,747

		740,412

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – REAL ESTATE SECURITIES PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Reit Stocks (continued)
Office – 19.0%
Alexandria Real Estate Equities, Inc.	1,480	$102,564
American Financial Realty Trust	9,060	139,071
Arden Realty, Inc.	4,650	159,495
Boston Properties, Inc.	7,320	488,976
Brandywine Realty Trust	3,790	106,726
CarrAmerica Realty Corp.	3,860	133,440
Corporate Office Properties Trust	2,470	68,987
Cousins Properties, Inc.	3,120	88,421
CRT Properties, Inc.	2,210	50,808
Equity Office Properties Trust	28,500	925,965
Glenborough Realty Trust Incorporated	2,420	48,908
Government Properties Trust, Inc.	1,460	13,286
Highwoods Properties, Inc.	3,230	88,890
HRPT Properties Trust	14,120	167,040
Kilroy Realty Corp.	2,020	91,264
Mack-Cali Realty Corp.	4,300	189,587
Maguire Properties, Inc.	3,040	79,496
Parkway Properties Inc.	930	44,872
Prentiss Properties Trust	3,020	104,190
SL Green Realty Corp.	2,860	177,177
Trizec Properties, Inc.	8,590	167,591

		3,436,754

Regional Malls – 14.3%
CBL & Associates Properties, Inc.	2,090	170,272
General Growth Properties, Inc.	15,749	613,109
Glimcher Realty Trust	2,520	64,890
Pennsylvania Real Estate Investment Trust	2,430	106,920
Simon Property Group, Inc.	14,885	1,022,897
Taubman Centers, Inc.	3,430	108,868
The Macerich Co.	4,190	264,096
The Mills Corp.	3,860	221,873

		2,572,925

Shopping Centers – 12.9%
Acadia Realty Trust	1,890	32,035
Cedar Shopping Centers, Inc.	1,560	21,107
Commercial Net Lease Realty	3,500	67,900
Developers Diversified Realty Corp.	7,240	330,144
Equity One, Inc.	3,880	82,993
Federal Realty Investment Trust	3,680	203,136
Heritage Property Investment Trust	2,480	80,575
Kimco Realty Corp.	6,730	388,725
New Plan Excel Realty Trust	7,250	195,315
Pan Pacific Retail Properties, Inc.	2,570	164,094
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – REAL ESTATE SECURITIES PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Reit Stocks (continued)
Shopping Centers (continued)
Ramco-Gershenson Properties Trust	1,190	$33,023
Realty Income Corp.	5,600	137,872
Regency Centers Corp.	4,720	263,612
Saul Centers, Inc.	990	32,819
Tanger Factory Outlet Centers, Inc.	1,940	46,967
Urstadt Biddle Properties – Class A	1,320	21,727
Weingarten Realty Investors	5,960	226,540

		2,328,584

Storage – 3.6%
Public Storage, Inc.	7,760	466,609
Shurgard Storage Centers, Inc.	2,960	129,204
Sovran Self Storage, Inc.	1,120	49,941

		645,754

Total Reit Stocks (Cost $13,730,232)		17,460,198

Investment Companies – 2.9%

Exchange-Traded Funds – 2.9%
iShares Cohen & Steers Realty Majors Index Fund	3,800	522,690

Total Investment Companies (Cost $529,892)		522,690

Short Term Investments – 0.6%
Variable Rate Demand Notes – 0.6%
SEI Daily Income Trust Government Fund – Class B	52,123	52,123
SEI Daily Income Trust Treasury Fund – Class B	52,122	52,122

		104,245

Total Short Term Investments (Cost $104,245)		104,245

Total Investments – 100.3% (Cost $14,364,369)		18,087,133
Liabilities Less Other Assets – (0.3)%		(50,939)

Total Net Assets – 100.0%		$18,036,194

*	Non Income Producing
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2005

Security Description	Shares	Value

Common Stocks – 77.2%
Basic Resources (non-energy) – 2.0%
Pioneer Companies, Inc.*	122,500	$2,593,325

Business Services – 14.4%
American Ecology Corporation	211,200	2,673,792
Asset Acceptance Capital Corp.*	69,500	1,707,615
Brightpoint, Inc.*	76,900	1,445,720
Euronet Worldwide, Inc.*	120,900	3,390,036
Flanders Corporation *	260,800	2,600,176
Labor Ready, Inc.*	93,000	1,919,520
Portfolio Recovery Associates, Inc.*	96,400	3,799,124
Stamps.com Inc.*	73,300	1,638,988

		19,174,971

Consumer Durables – 3.8%
Building Material Holding Corporation	32,100	1,991,163
True Religion Apparel, Inc.*	211,200	3,020,160

		5,011,323

Consumer Merchandising – 1.2%
Celebrate Express, Inc.*	135,200	1,622,400

Consumer Services – 4.6%
Bright Horizons Family Solutions, Inc.*	65,220	2,413,792
Century Casinos, Inc.*	300,000	2,064,000
Comstock Homebuilding Companies, Inc.*	70,600	1,652,040

		6,129,832

Defense – 9.7%
American Science and Engineering, Inc.*	55,600	2,118,916
Essex Corporation *	69,000	1,290,300
MTC Technologies, Inc.*	109,900	3,684,947
SI International, Inc.*	167,300	4,742,955
TVI Corporation *	288,500	1,024,175

		12,861,293

Electronic Components – 1.7%
Microsemi Corporation *	110,200	2,273,426

Energy – 4.9%
Hornbeck Offshore Services, Inc.*	82,000	2,021,300
Penn Virginia Corporation	46,500	1,919,055
Pioneer Drilling Company *	183,300	2,564,367

		6,504,722

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Financial Services & Software – 3.0%
Calamos Asset Management, Inc. – Class A	74,900	$1,811,082
GFI Group Inc.*	78,500	2,190,150

		4,001,232

Healthcare Products – 3.3%
Arthrocare Corporation *	75,600	2,437,344
Cholestech Corporation *	204,300	1,869,345

		4,306,689

Healthcare Services – 6.6%
Amedisys, Inc.*	43,000	1,299,030
Health Grades, Inc.*	418,100	1,839,640
HealthExtras, Inc.*	150,400	2,577,856
Medcath Corporation *	70,100	1,816,291
Psychiatric Solutions, Inc.*	31,400	1,285,830

		8,818,647

Healthcare Technology – 5.4%
Aspect Medical Systems, Inc.*	103,100	3,315,696
Hologic, Inc.*	42,800	1,575,468
IntraLase Corp *	114,400	2,218,216

		7,109,380

Technology Services & Software – 8.9%
Aladdin Knowledge Systems *f	147,200	3,532,800
Infocrossing, Inc.*	201,500	2,208,440
Kanbay International Inc.*	50,300	1,044,228
Perficient, Inc.*	465,900	3,303,231
Phoenix Technologies Ltd *	208,800	1,695,456

		11,784,155

Traditional Heavy Industry – 3.5%
Bucyrus International, Inc. – Class A	39,000	1,391,520
Portec Rail Products, Inc.	193,283	1,899,972
Sun Hydraulics Corporation	37,100	1,369,732

		4,661,224

Transportation – 2.5%
Old Dominion Freight Line, Inc.*	46,625	1,420,664
Rush Enterprises, Inc. – Class B *	132,000	1,920,600

		3,341,264

Utilities – 1.7%
Consolidated Water Co, Ltd. f	61,600	2,242,240

Total Common Stocks (Cost $89,084,433)		102,436,123

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

	Principal
	Amount	Value

Short Term Investments – 24.7%
United States Government and Agency Issues – 16.8%
United States Treasury Bill, 2.605%, Due 06/02/05	$21,376,000	$21,374,722
United States Treasury Bill, 2.575%, Due 06/09/05	962,000	961,478

		22,336,200

	Shares

Variable Rate Demand Notes – 7.9%
SEI Daily Income Trust Government Fund – Class B	5,229,619	5,229,619
SEI Daily Income Trust Treasury Fund – Class B	5,229,620	5,229,620

		10,459,239

Total Short Term Investments (Cost $32,795,439)		32,795,439

Total Investments – 101.9% (Cost $121,879,872)		135,231,562
Liabilities Less Other Assets – (1.9)%		(2,471,938)

Total Net Assets – 100.0%		$132,759,624

*     Non Income Producing
f     Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2005

Security Description	Shares	Value

Common Stocks – 78.4%
Basic Resources (non-energy) – 0.8%
Westlake Chemical Corporation	21,800	$522,764

Business Services – 7.1%
Asset Acceptance Capital Corp.*	44,900	1,103,193
Euronet Worldwide, Inc.*	36,600	1,026,264
Portfolio Recovery Associates, Inc.*	24,300	957,663
The Corporate Executive Board Company	18,100	1,263,018

		4,350,138

Computers & Peripherals – 0.5%
EMC Corp.*	22,000	309,320

Consumer Services – 9.8%
Bright Horizons Family Solutions, Inc.*	18,400	680,984
Centex Corporation	20,200	1,322,696
Harrah’s Entertainment, Inc.	7,000	502,670
ITT Educational Services, Inc.*	25,900	1,175,601
MGM Mirage*	33,600	1,279,824
Standard Pacific Corp.	13,000	1,041,560

		6,003,335

Defense – 6.9%
American Science and Engineering, Inc.*	5,700	217,227
DRS Technologies, Inc.	13,300	626,164
Engineered Support Systems, Inc.	21,400	834,600
L-3 Communications Holdings, Inc.	15,300	1,082,934
MTC Technologies, Inc.*	14,400	482,832
SI International, Inc.*	34,000	963,900

		4,207,657

Electronic Components – 3.1%
Broadcom Corp. – Class A*	8,500	302,005
Intel Corporation*	11,800	318,128
Microsemi Corporation*	62,500	1,289,375

		1,909,508

Electronic Technology – 2.4%
Cisco Systems, Inc.*	15,800	306,520
Ixia*	64,300	1,182,477

		1,488,997

Energy – 3.4%
Atwood Oceanics, Inc.*	10,500	601,545
Noble Corporation f	11,000	622,820
Patterson-UTI Energy, Inc.	17,000	450,330
Todco – Class A*	19,400	442,126

		2,116,821

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Financial Services & Software – 4.6%
Calamos Asset Management, Inc. – Class A	31,800	$768,924
CB Richard Ellis Group, Inc.*	17,100	657,666
Greenhill & Co., Inc.	23,100	824,208
Investors Financial Services Corp.	14,000	580,860

		2,831,658

Healthcare Products – 5.9%
Arthrocare Corporation*	29,600	954,304
Fisher Scientific International Inc.*	18,300	1,143,018
IVAX Corporation*	25,900	508,935
The Cooper Companies, Inc.	15,500	1,023,775

		3,630,032

Healthcare Services – 15.6%
Amedisys, Inc.*	42,700	1,289,967
AMERIGROUP Corporation*	23,400	918,216
Caremark Rx, Inc.*	59,200	2,643,872
Centene Corporation*	28,600	919,490
Covance Inc.*	23,400	1,021,644
Express Scripts, Inc.*	14,900	1,376,611
Psychiatric Solutions, Inc.*	16,300	667,485
Universal Health Services, Inc.	12,000	701,160

		9,538,445

Healthcare Technology – 2.8%
Affymetrix, Inc.*	6,300	336,987
Aspect Medical Systems, Inc.*	42,400	1,363,584

		1,700,571

Household Durables – 1.5%
KB Home*	13,700	925,298

Media – 0.5%
Getty Images, Inc.*	4,000	299,360

Semiconductor & Semiconductor Equipment – 0.5%
Texas Instruments, Inc.*	11,100	306,804

Technology Services & Software – 7.5%
Aladdin Knowledge Systems*f	48,500	1,164,000
Benchmark Electronics, Inc.*	35,000	1,108,450
Satyam Computer Services Limited ADR	27,000	667,170
VeriSign, Inc.*	30,800	996,380
Websense, Inc.*	12,000	644,520

		4,580,520

Telecommunications – 0.9%
Harris Corporation	19,900	571,926

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Traditional Heavy Industry – 1.0%
Sun Hydraulics Corporation	15,900	$587,028

Transportation – 2.8%
J.B. Hunt Transport Services, Inc.	53,200	1,068,256
Old Dominion Freight Line, Inc.*	21,400	652,058

		1,720,314

Utilities – 0.8%
Aqua America Inc.	18,000	489,960

Total Common Stocks (Cost $41,585,978)		48,090,456

Principal
Amount

Short Term Investments – 27.2%
United States Government and Agency Issues – 19.2%
United States Treasury Bill, 2.605%, Due 06/02/05	$11,760,000	11,759,297

	Shares

Variable Rate Demand Notes – 8.0%
SEI Daily Income Trust Government Fund – Class B	2,458,793	$2,458,793
SEI Daily Income Trust Treasury Fund – Class B	2,458,794	2,458,794

		4,917,587

Total Short Term Investments (Cost $16,676,884)		16,676,884

Total Investments – 105.6% (Cost $58,262,862)		64,767,340
Liabilities in Excess of Other Assets – (5.6)%		(3,463,537)

Total Net Assets – 100.0%		$61,303,803

ADR American Depository Receipt
* Non Income Producing
f Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MID CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2005

Security Description	Shares	Value

Common Stocks – 81.9%
Basic Resources (non-energy) – 2.4%
Olin Corporation	56,400	$1,058,628
Westlake Chemical Corporation	19,800	474,804

		1,533,432

Business Services – 4.4%
Asset Acceptance Capital Corp.*	79,500	1,953,315
The Corporate Executive Board Company	13,100	914,118

		2,867,433

Consumer Merchandising – 4.2%
Abercrombie & Fitch Co. – Class A	16,700	957,411
American Eagle Outfitters, Inc.	18,200	515,060
Chico’s FAS, Inc.*	14,200	485,782
The Sherwin-Williams Company	17,500	777,875

		2,736,128

Consumer Non Durables – 1.6%
Polo Ralph Lauren Corporation	26,200	1,015,250

Consumer Services – 6.6%
Centex Corporation	8,400	550,032
Harrah’s Entertainment, Inc.	9,500	682,195
ITT Educational Services, Inc.*	14,100	639,999
MGM Mirage*	30,600	1,165,554
Standard Pacific Corp.	15,600	1,249,872

		4,287,652

Defense – 6.1%
CACI International, Inc. – Class A*	15,000	966,900
DRS Technologies, Inc.	21,000	988,680
Engineered Support Systems, Inc.	26,750	1,043,250
L-3 Communications Holdings, Inc.	13,700	969,686

		3,968,516

Electronic Components – 5.0%
Broadcom Corp. – Class A*	17,600	624,624
Marvell Technology Group Ltd.*f	18,700	765,952
Microsemi Corporation*	22,500	464,175
NVIDIA Corporation*	26,600	723,254
Xilinx, Inc.	23,600	654,900

		3,232,905

Electronic Technology – 1.2%
MEMC Electronic Materials, Inc.*	55,800	764,460

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MID CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Energy – 6.7%
Barrett Bill Corporation*	21,900	$666,855
ENSCO International Incorporated	25,600	852,480
National-Oilwell, Inc.*	14,600	657,000
Noble Corporation f	11,800	668,116
Patterson-UTI Energy, Inc.	27,400	725,826
Transocean, Inc.*f	15,200	757,112

		4,327,389

Financial Institutions – 0.6%
CapitalSource Inc.*	22,100	421,668

Financial Services & Software – 5.9%
Calamos Asset Management, Inc. – Class A	28,000	677,040
CB Richard Ellis Group, Inc.*	27,200	1,046,112
Countrywide Financial Corporation	23,500	873,495
Greenhill & Co., Inc.	18,900	674,352
Investors Financial Services Corp.	13,600	564,264

		3,835,263

Healthcare Products – 6.1%
Fisher Scientific International Inc.*	21,900	1,367,874
IVAX Corporation*	33,200	652,380
Teva Pharmaceutical Industries Ltd. ADR	19,200	640,704
The Cooper Companies, Inc.	20,000	1,321,000

		3,981,958

Healthcare Services – 14.7%
AMERIGROUP Corporation*	26,200	1,028,088
Caremark Rx, Inc.*	44,400	1,982,904
Centene Corporation*	31,200	1,003,080
Covance Inc.*	24,700	1,078,402
Express Scripts, Inc.*	17,900	1,653,781
LifePoint Hospitals, Inc.*	17,100	769,158
Triad Hospitals, Inc.*	14,700	745,584
Universal Health Services, Inc.	21,900	1,279,617

		9,540,614

Healthcare Technology – 4.1%
Affymetrix, Inc.*	15,400	823,746
Favrille Inc.*	137,700	550,800
Hologic, Inc.*	20,300	747,243
VaxGen, Inc.*	51,400	511,430

		2,633,219

Media – 2.3%
Getty Images, Inc.*	19,500	1,459,380

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MID CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2005

Security Description	Shares	Value

Common Stocks (continued)
Technology Services & Software – 4.2%
Kanbay International Inc.*	33,800	$701,688
Satyam Computer Services Limited ADR	49,200	1,215,732
VeriSign, Inc.*	25,500	824,925

		2,742,345

Telecommunications – 1.3%
Harris Corporation	29,600	850,704

Traditional Heavy Industry – 2.0%
Pentair, Inc.	29,100	1,295,241

Transportation – 2.5%
J.B. Hunt Transport Services, Inc.	45,600	915,648
Old Dominion Freight Line, Inc.*	22,600	688,622

		1,604,270

Total Common Stocks (Cost $48,093,031)		53,097,827

	Principal
	Amount

Short Term Investments – 17.6%
United States Government and Agency Issues – 9.5%
United States Treasury Bill, 2.605%, Due 06/02/05	$5,994,000	5,993,639
United States Treasury Bill, 2.575%, Due 06/09/05	194,000	193,895

		6,187,534

	Shares

Variable Rate Demand Notes – 8.1%
SEI Daily Income Trust Government Fund – Class B	2,626,828	2,626,828
SEI Daily Income Trust Treasury Fund – Class B	2,626,828	2,626,828

		5,253,656

Total Short Term Investments (Cost $11,441,190)		11,441,190

Total Investments – 99.5% (Cost $59,534,221)		64,539,017
Other Assets in Excess of Liabilities – 0.5%		310,459

Total Net Assets – 100.0%		$64,849,476

ADR American Depository Receipt
*    Non Income Producing
f    Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Statement of Assets and Liabilities (Unaudited)	May 31, 2005

		Real Estate
	Small Cap	Securities	Micro Cap	Growth	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investment securities, at value*	$82,254,717	$17,982,888	$102,436,123	$48,090,456	$53,097,827
Short-term securities*	19,451,444	104,245	32,795,439	16,676,884	11,441,190
Receivable for investments sold	1,936,508	—	—	1,309,445	661,320
Interest and dividends receivable	36,341	18,088	24,534	17,551	33,932
Receivable for shares of beneficial interest sold	1,438	—	14,880	—	1,232
Prepaid expenses and other assets	56,540	82,101	80,234	94,264	29,662

Total assets	103,736,988	18,187,322	135,351,210	66,188,600	65,265,163

LIABILITIES:
Payable for investments purchased	713,828	—	957,839	4,390,344	—
Payable for shares of beneficial interest redeemed	3,583,535	22,611	1,378,738	58,598	70,442
Investment advisory and management fees payable	94,587	43,621	134,699	84,478	48,615
Accrued expenses	136,466	45,159	64,636	34,026	46,370
Administration fee payable	16,979	9,956	20,947	12,985	8,225
Distribution and service maintenance fees payable	21,914	29,781	34,727	304,366	242,035

Total liabilities	4,567,309	151,128	2,591,586	4,884,797	415,687

Net assets	$99,169,679	$18,036,194	$132,759,624	$61,303,803	$64,849,476

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at par value of $0.001	$5,907	$2,171	$7,086	$4,353	$5,759
Paid-in capital	124,324,775	13,355,331	135,023,041	87,407,024	57,560,663

	124,330,682	13,357,502	135,030,127	87,411,377	57,566,422
Accumulated undistributed net investment income	—	246,561	—	—	—
Accumulated undistributed net realized gain (loss) on investments	(35,502,194)	709,367	(15,622,193)	(32,612,052)	2,278,258
Net unrealized appreciation/depreciation of investments	10,341,191	3,722,764	13,351,690	6,504,478	5,004,796

Net assets	$99,169,679	$18,036,194	$132,759,624	$61,303,803	$64,849,476

* Identified cost:
Investment securities	$71,913,526	$14,260,124	$89,084,433	$41,585,978	$48,093,031

Short-term securities	$19,451,444	$104,245	$32,795,439	$16,676,884	$11,441,190

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Statement of Assets and Liabilities (Unaudited) – (continued)	May 31, 2005

		Real Estate
	Small Cap	Securities	Micro Cap	Growth	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Class Y (unlimited shares authorized):
Net assets	$92,772,077	$11,833,445	$116,673,251	$19,750,885	$31,990,402
Shares of beneficial interest issued and outstanding	5,509,215	1,422,049	6,210,053	1,380,250	2,810,402
Net asset value, offering and redemption price per share	$16.84	$8.32	$18.79	$14.31	$11.38

Class N (unlimited shares authorized):
Net assets	$3,123,774	$2,350,255	$9,862,763	$37,322,167	$32,859,074
Shares of beneficial interest issued and outstanding	190,580	282,427	531,379	2,662,847	2,948,691
Net asset value, offering and redemption price per share	$16.39	$8.32	$18.56	$14.02	$11.14

Class B* (unlimited shares authorized):
Net assets	$1,810,365	$2,418,663	$3,570,988	$2,828,846
Shares of beneficial interest issued and outstanding	114,467	293,282	197,611	207,142
Net asset value, offering and redemption price per share share (excluding any applicable contingent deferred sales charge)	$15.82	$8.25	$18.07	$13.66

Class II (unlimited shares authorized):
Net assets	$1,463,463	$1,433,831	$2,652,622	$1,401,905
Shares of beneficial interest issued and outstanding	92,717	173,595	146,803	102,615
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.78	$8.26	$18.07	$13.66
Maximum sales charge (1.00% of offering price)	0.16	0.08	0.18	0.14

Maximum offering price to public	$15.94	$8.34	$18.25	$13.80

*	Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Operations (Unaudited) – For the six months ended May 31, 2005

		Real Estate
	Small Cap	Securities	Micro Cap	Growth	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Income:
Interest	$53,912	$1,026	$87,856	$45,556	$33,990
Dividends (net of foreign taxes withheld of $0, $0, $0, $339, and $757, respectively)	110,930	579,945	47,778	54,975	116,227

Total investment income	164,842	580,971	135,634	100,531	150,217

Expenses:
Investment advisory and management fees (Note 4)	519,101	43,484	841,440	240,212	253,895
Administration fees	63,442	26,784	68,328	36,204	27,102
Distribution and service maintenance fees – Class N	5,996	4,350	17,561	65,705	56,348
Distribution and service maintenance fees – Class B	10,346	12,167	20,180	15,882	—
Distribution and service maintenance fees – Class II	8,417	8,568	16,466	8,188	—
Transfer agent fees and expenses	48,444	32,896	55,604	35,756	30,272
Registration fees	25,987	20,308	22,052	21,896	15,128
Fund accounting expenses	26,668	24,570	27,271	22,060	20,220
Custodian fees and expenses	25,948	9,424	13,456	6,040	11,128
Audit and tax fees	18,919	3,586	16,640	8,110	9,418
Trustees’ fees and expenses	49,322	3,514	29,446	11,442	15,726
Printing expense	16,480	11,008	15,222	5,168	3,127
Legal fees and expenses	29,358	6,132	22,490	10,688	11,816
Insurance expense	21,670	2,366	18,194	7,240	9,980
Miscellaneous expenses	1,266	—	820	174	553

Total expenses	871,364	209,157	1,185,170	494,765	464,713
Less: Expenses waived or reimbursed	(1,803)	(46,526)	(4,341)	(20,642)	(2,821)

Net expenses	869,561	162,631	1,180,829	474,123	461,892

Net investment income (loss)	(704,719)	418,340	(1,045,195)	(373,592)	(311,675)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	13,283,939	1,499,457	7,784,828	1,700,467	5,009,926
Net change in unrealized appreciation/depreciation on investments	(20,163,186)	(1,280,492)	(18,306,057)	(2,116,272)	(4,509,105)

Net realized and unrealized gain (loss) on investments	(6,879,247)	218,965	(10,521,229)	(415,805)	500,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,583,966)	$637,305	$(11,566,424)	$(789,397)	$189,146

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

			Real Estate
	Small Cap Portfolio		Securities Portfolio

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2005	2004	2005	2004

	(unaudited)		(unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(704,719)	$(4,563,745)	$418,340	$500,870
Net realized gain on investments	13,283,939	92,436,429	1,499,457	7,884,725
Net change in unrealized appreciation/depreciation on investments	(20,163,186)	(109,329,707)	(1,280,492)	(1,049,659)

Net increase (decrease) in net assets resulting from operations	(7,583,966)	(21,457,023)	637,305	7,335,936

Dividends and distributions to shareholders:
From net investment income (Class Y)	—	—	(123,270)	(707,433)
From net investment income (Class N)	—	—	(21,353)	(47,894)
From net investment income (Class B)	—	—	(16,089)	(36,685)
From net investment income (Class II)	—	—	(11,067)	(28,552)
From net realized gain on investments (Class Y)	—	—	(2,603,367)	(19,749,237)
From net realized gain on investments (Class N)	—	—	(339,953)	(1,281,332)
From net realized gain on investments (Class B)	—	—	(323,299)	(1,284,947)
From net realized gain on investments (Class II)	—	—	(235,352)	(949,368)

Total dividends and distributions to shareholders	—	—	(3,673,750)	(24,085,448)

Net decrease in net assets resulting from capital share transactions (Note 5)	(81,251,297)	(623,793,112)	(7,381,746)	(32,504,352)

Total decrease in net assets	(88,835,263)	(645,250,135)	(10,418,191)	(49,253,864)
NET ASSETS:
Beginning of period	188,004,942	833,255,077	28,454,385	77,708,249

End of period (including undistributed net investment income of $0, $0, $246,561 and $0, respectively)	$99,169,679	$188,004,942	$18,036,194	$28,454,385

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets (continued)

	Micro Cap Portfolio		Growth Portfolio		Mid Cap Portfolio

	For the six	For the	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,	May 31,	November 30,
	2005	2004	2005	2004	2005	2004

	(unaudited)		(unaudited)		(unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(1,045,195)	$(2,882,892)	$(373,592)	$(481,225)	$(311,675)	$(987,122)
Net realized gain on investments	7,784,828	34,734,446	1,700,467	8,886,531	5,009,926	20,890,364
Net change in unrealized appreciation/depreciation on investments	(18,306,057)	(28,137,935)	(2,116,272)	(6,147,320)	(4,509,105)	(16,773,855)

Net increase (decrease) in net assets resulting from operations	(11,566,424)	3,713,619	(789,397)	2,257,986	189,146	3,129,387

Dividends and distributions to shareholders:
From net investment income (Class Y)	—	—	—	—	—	—
From net investment income (Class N)	—	—	—	—	—	—
From net investment income (Class B)	—	—	—	—	—	—
From net investment income (Class II)	—	—	—	—	—	—
From net realized gain on investments (Class Y)	—	—	—	—	—	—
From net realized gain on investments (Class N)	—	—	—	—	—	—
From net realized gain on investments (Class B)	—	—	—	—	—	—
From net realized gain on investments (Class II)	—	—	—	—	—	—

Total dividends and distributions to shareholders	—	—	—	—	—	—

Net decrease in net assets resulting from capital share transactions (Note 5)	(27,854,473)	(76,962,792)	(6,189,479)	(16,479,333)	(11,527,527)	(82,436,270)

Total decrease in net assets	(39,420,897)	(73,249,173)	(6,978,876)	(14,221,347)	(11,338,381)	(79,306,883)
NET ASSETS:
Beginning of period	172,180,521	245,429,694	68,282,679	82,504,026	76,187,857	155,494,740

End of period	$132,759,624	$172,180,521	$61,303,803	$68,282,679	$64,849,476	$76,187,857

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights
SMALL CAP PORTFOLIO

			Net
			gain
			(loss) on								Ratio
			invest-					Net			of net		Ratio
	Net		ments	Total	Dividends	Distri-		Asset		Net	expenses		of net
	Asset	Net	(realized	from	from net	butions		Value,		Assets	to		investment
	Value,	invest-	and	invest-	invest-	from	Total	end		end of	average		loss to
Year	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total	year	net		average		Portfolio
Ended	of year	loss(1)	ized)	operations	income	gains	butions	year	return(2)	(000’s)	assets(3)		net assets		Turnover(5)

Class Y
11/30/2000	$18.54	$(0.09)	$2.75	$2.66	$—	$(1.94)	$(1.94)	$19.26	13.36%	$890,033	1.03%		(0.40)%		132%
11/30/2001	19.26	(0.08)	(0.97)	(1.05)	—	(0.62)	(0.62)	17.59	(5.97)	852,689	1.05		(0.44)		75
11/30/2002	17.59	(0.12)	(4.20)	(4.32)	—	—	—	13.27	(24.56)	730,498	1.03		(0.75)		116
11/30/2003	13.27	(0.12)	4.04	3.92	—	—	—	17.19	29.54	809,795	1.11		(0.84)		161
11/30/2004	17.19	(0.17)	0.65	0.48	—	—	—	17.67	2.79	179,459	1.17		(1.01)		225
5/31/2005(6)	17.67	(0.09)	(0.74)	(0.83)	—	—	—	16.84	(4.70)	92,772	1.30	(7)	(1.05)	(7)	76
Class N(4)
11/30/2000	$18.50	$(0.23)	$2.76	$2.53	$—	$(1.94)	$(1.94)	$19.09	12.68%	$2,706	1.65%		(1.01)%		132%
11/30/2001	19.09	(0.20)	(0.94)	(1.14)	—	(0.62)	(0.62)	17.33	(6.51)	50,417	1.61		(1.05)		75
11/30/2002	17.33	(0.22)	(4.09)	(4.31)	—	—	—	13.02	(24.87)	7,177	1.63		(1.34)		116
11/30/2003	13.02	(0.16)	3.94	3.78	—	—	—	16.80	29.03	16,979	1.41		(1.14)		161
11/30/2004	16.80	(0.21)	0.64	0.43	—	—	—	17.23	2.56	3,980	1.47		(1.31)		225
5/31/2005(6)	17.23	(0.11)	(0.73)	(0.84)	—	—	—	16.39	(4.88)	3,124	1.60	(7)	(1.35)	(7)	76
Class B
11/30/2000	$18.49	$(0.37)	$2.76	$2.39	$—	$(1.94)	$(1.94)	$18.94	11.92%	$1,917	2.30%		(1.66)%		132%
11/30/2001	18.94	(0.30)	(0.93)	(1.23)	—	(0.62)	(0.62)	17.09	(7.05)	4,935	2.30		(1.72)		75
11/30/2002	17.09	(0.31)	(4.03)	(4.34)	—	—	—	12.75	(25.39)	3,478	2.26		(1.99)		116
11/30/2003	12.75	(0.24)	3.86	3.62	—	—	—	16.37	28.39	3,227	2.06		(1.79)		161
11/30/2004	16.37	(0.31)	0.62	0.31	—	—	—	16.68	1.89	2,416	2.12		(1.96)		225
5/31/2005(6)	16.68	(0.16)	(0.70)	(0.86)	—	—	—	15.82	(5.16)	1,810	2.25	(7)	(2.00)	(7)	76
Class II
11/30/2000	$18.50	$(0.36)	$2.74	$2.38	$—	$(1.94)	$(1.94)	$18.94	11.86%	$1,454	2.30%		(1.67)%		132%
11/30/2001	18.94	(0.30)	(0.94)	(1.24)	—	(0.62)	(0.62)	17.08	(7.10)	6,104	2.30		(1.73)		75
11/30/2002	17.08	(0.41)	(3.93)	(4.34)	—	—	—	12.74	(25.41)	4,033	2.27		(2.56)		116
11/30/2003	12.74	(0.24)	3.84	3.60	—	—	—	16.34	28.26	3,253	2.06		(1.79)		161
11/30/2004	16.34	(0.31)	0.61	0.30	—	—	—	16.64	1.84	2,150	2.12		(1.96)		225
5/31/2005(6)	16.64	(0.16)	(0.70)	(0.86)	—	—	—	15.78	(5.17)	1,464	2.25	(7)	(2.00)	(7)	76

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000	11/30/2001	11/30/2002	11/30/2003	11/30/2004	5/31/2005

Small Cap Portfolio Class Y	1.03%	1.05%	1.03%	1.11%	1.17%	1.35%
Small Cap Portfolio Class N	2.80	1.71	1.64	1.41	1.52	1.65
Small Cap Portfolio Class B	4.13	2.83	2.38	2.06	2.17	2.30
Small Cap Portfolio Class II	4.89	2.83	2.36	2.06	2.17	2.30

(4)	Formerly Class A shares.
(5)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(6)	Six month period is unaudited.
(7)	Annualized.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)
REAL ESTATE SECURITIES PORTFOLIO

			Net
			gain on								Ratio
			invest-					Net			of net		Ratio
	Net		ments	Total	Dividends	Distri-		Asset		Net	expenses		of net
	Asset	Net	(realized	from	from net	butions		Value,		Assets	to		investment
	Value,	invest-	and	invest-	invest-	from	Total	end		end of	average		income to
Year	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total	year	net		average		Portfolio
Ended	of year	income(1)	ized)	operations	income	gains	butions	year	return(2)	(000’s)	assets(3)		net assets		Turnover(5)

Class Y
11/30/2000	$8.07	$0.45	$1.19	$1.64	$(0.39)	$—	$(0.39)	$9.32	20.64%	$193,824	1.10%		4.99%		66%
11/30/2001	9.32	0.39	1.06	1.45	(0.45)	—	(0.45)	10.32	15.81	178,250	1.12		4.27		67
11/30/2002	10.32	0.40	0.23	0.63	(0.42)	—	(0.42)	10.53	6.00	154,956	1.11		3.78		71
11/30/2003	10.53	0.32	2.59	2.91	(0.34)	(0.91)	(1.25)	12.19	30.84	69,106	1.16		3.07		122
11/30/2004	12.19	0.09	2.03	2.12	(0.18)	(5.08)	(5.26)	9.05	27.63	21,146	1.51		1.13		141
5/31/2005(6)	9.05	0.17	0.31	0.48	(0.08)	(1.13)	(1.21)	8.32	5.49	11,833	1.25	(7)	3.67	(7)	13
Class N(4)
11/30/2000	$8.06	$0.41	$1.17	$1.58	$(0.33)	$—	$(0.33)	$9.31	19.81%	$537	1.65%		4.29%		66%
11/30/2001	9.31	0.37	1.02	1.39	(0.40)	—	(0.40)	10.30	15.18	2,213	1.65		3.66		67
11/30/2002	10.30	0.34	0.26	0.60	(0.36)	—	(0.36)	10.54	5.77	3,432	1.64		3.14		71
11/30/2003	10.54	0.28	2.59	2.87	(0.30)	(0.91)	(1.21)	12.20	30.34	3,131	1.56		2.67		122
11/30/2004	12.20	0.06	2.02	2.08	(0.15)	(5.08)	(5.23)	9.05	27.02	2,728	1.91		0.73		141
5/31/2005(6)	9.05	0.15	0.32	0.47	(0.07)	(1.13)	(1.20)	8.32	5.34	2,350	1.65	(7)	3.70	(7)	13
Class B
11/30/2000	$8.05	$0.35	$1.17	$1.52	$(0.28)	$—	$(0.28)	$9.29	19.14%	$738	2.30%		3.90%		66%
11/30/2001	9.29	0.29	1.04	1.33	(0.33)	—	(0.33)	10.29	14.52	2,339	2.30		2.96		67
11/30/2002	10.29	0.27	0.25	0.52	(0.29)	—	(0.29)	10.52	4.99	3,255	2.30		2.49		71
11/30/2003	10.52	0.21	2.57	2.78	(0.23)	(0.91)	(1.14)	12.16	29.41	3,095	2.21		2.02		122
11/30/2004	12.16	0.01	2.01	2.02	(0.11)	(5.08)	(5.19)	8.99	26.27	2,621	2.56		0.08		141
5/31/2005(6)	8.99	0.12	0.33	0.45	(0.06)	(1.13)	(1.19)	8.25	5.03	2,419	2.30	(7)	3.05	(7)	13
Class II
11/30/2000	$8.05	$0.34	$1.18	$1.52	$(0.28)	$—	$(0.28)	$9.29	19.14%	$1,016	2.30%		3.76%		66%
11/30/2001	9.29	0.27	1.06	1.33	(0.33)	—	(0.33)	10.29	14.52	2,441	2.30		2.95		67
11/30/2002	10.29	0.27	0.25	0.52	(0.29)	—	(0.29)	10.52	4.99	2,810	2.30		2.44		71
11/30/2003	10.52	0.21	2.58	2.79	(0.23)	(0.91)	(1.14)	12.17	29.48	2,376	2.21		2.02		122
11/30/2004	12.17	0.01	2.01	2.02	(0.11)	(5.08)	(5.19)	9.00	26.24	1,960	2.56		0.08		141
5/31/2005(6)	9.00	0.12	0.33	0.45	(0.06)	(1.13)	(1.19)	8.26	5.01	1,434	2.30	(7)	3.05	(7)	13

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000	11/30/2001	11/30/2002	11/30/2003	11/30/2004	5/31/2005

Real Estate Securities Portfolio Class Y	1.10%	1.12%	1.11%	1.23%	1.57%	1.68%
Real Estate Securities Portfolio Class N	5.07	2.80	1.84	1.64	1.97	2.08
Real Estate Securities Portfolio Class B	7.15	3.56	2.49	2.29	2.62	2.73
Real Estate Securities Portfolio Class II	8.79	3.27	2.47	2.29	2.62	2.73

(4)	Formerly Class A shares.
(5)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(6)	Six month period is unaudited.
(7)	Annualized.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)
MICRO CAP PORTFOLIO

			Net
			gain
			(loss) on								Ratio
			invest-					Net			of net		Ratio
	Net		ments	Total	Dividends	Distri-		Asset		Net	expenses		of net
	Asset	Net	(realized	from	from net	butions		Value,		Assets	to		investment
	Value,	invest-	and	invest-	invest-	from	Total	end		end of	average		loss to
Period	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total	period	net		average		Portfolio
Ended	of period	loss(1)	ized)	operations	income	gains	butions	period	return(2)	(000’s)	assets(5)		net assets		Turnover(7)

Class Y
11/30/2000	$18.33	$(0.18)	$6.83	$6.65	$—	$(5.51)	$(5.51)	$19.47	34.65%	$181,165	1.46%		(0.77)%		159%
11/30/2001	19.47	(0.16)	0.62	0.46	—	(2.00)	(2.00)	17.93	1.86	259,632	1.42		(0.92)		71
11/30/2002	17.93	(0.20)	(5.62)	(5.82)	—	—	—	12.11	(32.46)	181,603	1.42		(1.23)		134
11/30/2003	12.11	(0.18)	7.15	6.97	—	—	—	19.08	57.56	223,006	1.48		(1.30)		155
11/30/2004	19.08	(0.25)	1.44	1.19	—	—	—	20.27	6.24	155,302	1.52		(1.36)		220
5/31/2005(8)	20.27	(0.13)	(1.35)	(1.48)	—	—	—	18.79	(7.30)	116,673	1.48	(4)	(1.30)	(4)	70
Class N(6)
5/1/01 - 11/30/01(3)	$19.51	$(0.15)	$(1.48)	$(1.63)	$—	$—	$—	$17.88	(8.35)%	$22,357	1.90	%(4)	(1.52)	%(4)	71%
11/30/2002	17.88	(0.28)	(5.53)	(5.81)	—	—	—	12.07	(32.49)	8,373	1.90		(1.71)		134
11/30/2003	12.07	(0.23)	7.11	6.88	—	—	—	18.95	57.00	11,689	1.78		(1.60)		155
11/30/2004	18.95	(0.30)	1.41	1.11	—	—	—	20.06	5.86	8,686	1.82		(1.66)		220
5/31/2005(8)	20.06	(0.16)	(1.34)	(1.50)	—	—	—	18.56	(7.48)	9,863	1.78	(4)	(1.60)	(4)	70
Class B
5/1/01 - 11/30/01(3)	$19.51	$(0.22)	$(1.48)	$(1.70)	$—	$—	$—	$17.81	(8.71)%	$12,609	2.55	%(4)	(2.17)	%(4)	71%
11/30/2002	17.81	(0.38)	(5.50)	(5.88)	—	—	—	11.93	(33.02)	4,465	2.55		(2.36)		134
11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62	56.08	5,361	2.43		(2.25)		155
11/30/2004	18.62	(0.41)	1.38	0.97	—	—	—	19.59	5.21	4,453	2.47		(2.31)	(4)	220
5/31/2005(8)	19.59	(0.21)	(1.31)	(1.52)	—	—	—	18.07	(7.76)	3,571	2.43	(4)	(2.25)	(4)	70
Class II
5/1/01 - 11/30/01(3)	$19.51	$(0.21)	$(1.49)	$(1.70)	$—	$—	$—	$17.81	(8.71)%	$15,147	2.55	%(4)	(2.17)	%(4)	71%
11/30/2002	17.81	(0.38)	(5.50)	(5.88)	—	—	—	11.93	(33.02)	5,149	2.55		(2.36)		134
11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62	56.08	5,374	2.43		(2.25)		155
11/30/2004	18.62	(0.41)	1.38	0.97	—	—	—	19.59	5.21	3,739	2.47		(2.31)		220
5/31/2005(8)	19.59	(0.21)	(1.31)	(1.52)	—	—	—	18.07	(7.76)	2,653	2.43	(4)	(2.25)	(4)	70

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000	11/30/2001		11/30/2002	11/30/2003	11/30/2004	5/31/2005

Micro Cap Portfolio Class Y	1.46%	1.42%		1.42%	1.51%	1.52%	1.48%
Micro Cap Portfolio Class N	—	2.48	(4)	2.14	1.81	1.87	1.83
Micro Cap Portfolio Class B	—	3.28	(4)	2.75	2.46	2.52	2.48
Micro Cap Portfolio Class II	—	3.16	(4)	2.75	2.46	2.52	2.48

(6)	Formerly Class A shares.
(7)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(8)	Six month period is unaudited.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)
GROWTH PORTFOLIO

			Net
			gain
			(loss) on								Ratio
			invest-					Net		Net	of net		Ratio of
			ments	Total	Dividends	Distri-		Asset		Assets	expenses		net
	Net Asset	Net	(realized	from	from net	butions		Value,		end	to		investment
	Value,	invest-	and	invest-	invest-	from	Total	end		of	average		loss to
Period	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total	period	net		average		Portfolio
Ended	of period	loss(1)	ized)	operations	income	gains	butions	period	return(2)	(000’s)	assets(5)		net assets		Turnover(8)

Class Y
11/30/2000	$14.78	$(0.13)	$5.53	$5.40	$—	$(3.22)	$(3.22)	$16.96	37.02%	$82,936	1.27%		(0.71)%		187%
11/30/2001	16.96	(0.06)	(0.95)	(1.01)	—	(0.49)	(0.49)	15.46	(6.41)	61,991	1.12		(0.36)		122
11/30/2002	15.46	(0.07)	(4.39)	(4.46)	—	—	—	11.00	(28.85)	71,316	1.04		(0.50)		158
11/30/2003	11.00	(0.09)	2.95	2.86	—	—	—	13.86	26.00	36,554	1.09		(0.73)		178
11/30/2004	13.86	(0.05)	0.65	0.60	—	—	—	14.46	4.33	24,563	1.20		(0.40)		274
5/31/2005(8)	14.46	(0.05)	(0.10)	(0.15)	—	—	—	14.31	(1.04)	19,751	1.20	(4)	(0.89	)(4)	87
Class N(6)
3/31/00 - 11/30/00(3)	$18.92	$(0.15)	$0.43	$0.28	$—	$(2.30)	$(2.30)	$16.90	0.69%	$108	1.70	%(4)	(1.09	)%(4)	187%
11/30/2001	16.90	(0.12)	(0.94)	(1.06)	—	(0.49)	(0.49)	15.35	(6.74)	32,571	1.52		(0.73)		122
11/30/2002	15.35	(0.14)	(4.34)	(4.48)	—	—	—	10.87	(29.19)	32,270	1.54		(1.01)		158
11/30/2003	10.87	(0.12)	2.90	2.78	—	—	—	13.65	25.57	37,824	1.44		(1.08)		178
11/30/2004	13.65	(0.10)	0.64	0.54	—	—	—	14.19	3.96	38,214	1.55		(0.75)		274
5/31/2005(8)	14.19	(0.09)	(0.08)	(0.17)	—	—	—	14.02	(1.20)	37,322	1.55	(4)	(1.24	)(4)	87
Class B
5/1/01 - 11/30/01(3)	$16.82	$(0.11)	$(1.43)	$(1.54)	$—	$—	$—	$15.28	(9.16)%	$6,396	2.19	%(4)	(1.40	)%(4)	122%
11/30/2002	15.28	(0.23)	(4.29)	(4.52)	—	—	—	10.76	(29.58)	5,589	2.19		(1.66)		158
11/30/2003	10.76	(0.20)	2.88	2.68	—	—	—	13.44	24.91	4,902	2.09		(1.73)		178
11/30/2004	13.44	(0.19)	0.62	0.43	—	—	—	13.87	3.20	3,541	2.20		(1.40)		274
5/31/2005(8)	13.87	(0.13)	(0.08)	(0.21)	—	—	—	13.66	(1.51)	2,829	2.20	(4)	(1.89	)(4)	87
Class II
5/1/01 - 11/30/01(3)	$16.82	$(0.11)	$(1.43)	$(1.54)	$—	$—	$—	$15.28	(9.16)%	$6,974	2.19	%(4)	(1.41	)%(4)	122%
11/30/2002	15.28	(0.23)	(4.28)	(4.51)	—	—	—	10.77	(29.52)	4,725	2.19		(1.66)		158
11/30/2003	10.77	(0.19)	2.85	2.66	—	—	—	13.43	24.70	3,224	2.09		(1.73)		178
11/30/2004	13.43	(0.19)	0.63	0.44	—	—	—	13.87	3.28	1,965	2.20		(1.40)		274
5/31/2005(8)	13.87	(0.13)	(0.08)	(0.21)	—	—	—	13.66	(1.51)	1,402	2.20	(4)	(1.89	)(4)	87

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement or recovery. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000		11/30/2001		11/30/2002	11/30/2003	11/30/2004	5/31/2005

Growth Portfolio Class Y	1.27%		1.12%		1.04%	1.14%	1.19%	1.26%
Growth Portfolio Class N	26.55	%(4)	1.68%		1.57%	1.49%	1.54%	1.61%
Growth Portfolio Class B	—		4.00	%(4)	2.37%	2.14%	2.19%	2.26%
Growth Portfolio Class II	—		3.90	%(4)	2.36%	2.14%	2.19%	2.26%

(6)	Formerly Class A shares.
(7)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(8)	Six month period is unaudited.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)
MID CAP PORTFOLIO

			Net
			gain
			(loss) on								Ratio
			invest-					Net			of net		Ratio
	Net		ments	Total	Dividends	Distri-		Asset		Net	expenses		of net
	Asset	Net	(realized	from	from net	butions		Value,		Assets	to		investment
	Value,	invest-	and	invest-	invest-	from	Total	end		end of	average		loss to
Period	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total	period	net		average		Portfolio
Ended	of period	loss(1)	ized)	operations	income	gains	butions	period	return(3)	(000’s)	assets(6)		net assets		Turnover(8)

Class Y
12/31/99 - 11/30/00(4)	$10.00	$(0.08)	$2.02	$1.94	$—	$(0.48)	$(0.48)	$11.46	18.93%	$65,055	1.32	%(5)	(0.65)	%(5)	137%
11/30/2001	11.46	(0.07)	(0.41)	(0.48)	—	(0.25)	(0.25)	10.73	(4.52)	61,317	1.18		(0.66)		113
11/30/2002	10.73	(0.07)	(2.10)	(2.17)	—	—	—	8.56	(20.22)	88,196	1.04		(0.75)		108
11/30/2003	8.56	(0.07)	2.23	2.16	—	—	—	10.72	25.23	124,465	1.01		(0.72)		172
11/30/2004	10.72	(0.07)	0.69	0.62	—	—	—	11.34	5.78	43,962	1.03		(0.66)		250
5/31/2005(9)	11.34	(0.04)	0.08	0.04	—	—	—	11.38	0.35	31,990	1.20	(5)	(0.76)	(5)	102
Class N(7)
3/31/00 - 11/30/00(4)	$12.00	$(0.11)	$0.02	$(0.09)	$—	$(0.48)	$(0.48)	$11.43	(1.15)%	$108	1.70	%(5)	(1.15)	%(5)	137%
11/30/2001	11.43	(0.13)	(0.38)	(0.51)	—	(0.25)	(0.25)	10.67	(4.80)	1,093	1.54		(1.07)		113
11/30/2002	10.67	(0.12)	(2.10)	(2.22)	—	—	—	8.45	(20.81)	26,799	1.52		(1.22)		108
11/30/2003	8.45	(0.10)	2.19	2.09	—	—	—	10.54	24.73	31,030	1.36		(1.07)		172
11/30/2004	10.54	(0.11)	0.69	0.58	—	—	—	11.12	5.50	32,226	1.38		(1.01)		250
5/31/2005(9)	11.12	(0.06)	0.08	0.02	—	—	—	11.14	0.18	32,859	1.55	(5)	(1.11)	(5)	102

(1)	Calculated based upon average shares outstanding.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)	Total return is not annualized and does not reflect sales load.
(4)	Commencement of sale of respective class of shares.
(5)	Annualized.
(6)	Ratio presented above represents expenses net of reimbursement or recovery. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000		11/30/2001	11/30/2002	11/30/2003	11/30/2004	5/31/2005

Mid Cap Portfolio Class Y	1.35	%(4)	1.21%	1.04%	1.01%	1.03%	1.21%
Mid Cap Portfolio Class N	27.75	(4)	3.46	1.55	1.36	1.38	1.56

(7)	Formerly Class A shares.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(9)	Six month period is unaudited.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited)	May 31, 2005
1. Description of the Fund. Brazos Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust declaration of Trusts as amended, permits the Trustees to establish separate series or “Portfolios,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into five Portfolios, the Brazos Small Cap Portfolio (“Small Cap Portfolio”), the Brazos Real Estate Securities Portfolio (“Real Estate Securities Portfolio”), the Brazos Micro Cap Portfolio (“Micro Cap Portfolio”), the Brazos Growth Portfolio (“Growth Portfolio”, formerly the Multi Cap Portfolio), and the Brazos Mid Cap Portfolio (“Mid Cap Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The investment objective and principal strategy for each Portfolio is as follows:
Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.
Real Estate Securities Portfolio seeks to provide a balance of income and appreciation, consistent with reasonable risk to principal, by investing primarily in equity securities of companies which are principally engaged in the real estate industry.
Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies.
Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective as of January 26, 2004, the name of the Multi Cap Portfolio was changed to the Growth Portfolio.
Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.
The Portfolios each have four classes of shares, with the exception of the Mid Cap Portfolio, which only offers Class N (formerly Class A) and Class Y shares. The cost structure for each class is as follows:

Class N (formerly Class A) shares –	Offered at net asset value per share. Prior to November 25, 2002, the former Class A shares were offered at a net asset value per share plus an initial sales charge and/or a contingent deferred sales charge (“CDSC”). This initial sales charge does not apply to new sales of Class N shares on or after November 25, 2002. Certain Class N shares originally purchased as Class A shares, or Class B or Class II shares of the Mid Cap Portfolio, may still be subject to a CDSC.

Class B shares –	Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005

to the lower distribution fee applicable to Class N shares. Effective August 20, 2002, Class B shares of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio and the Growth Portfolio were closed to all new purchases except through dividend reinvestment.

Class II shares –	Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge. Effective August 20, 2002, Class II shares of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio and the Growth Portfolio were closed to all new purchases except through dividend reinvestment.

Class Y shares –	Offered at net asset value per share exclusively for institutional investors.
Each share of a particular class within each portfolio bears the same voting, dividend, liquidation and other rights and conditions. Class N, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class II shares are subject to higher distribution fee rates.
Effective November 25, 2002, all outstanding Class A shares were redesignated as “Class N” shares and the front-end and contingent deferred sales loads were eliminated for all new sales of Class N shares.
Effective November 25, 2002, all outstanding Class B and Class II shares of the Mid Cap Portfolio were redesignated as “Class N” shares and the contingent deferred sales loads were eliminated for all new sales of Class N shares.
2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:
Security Valuation. Each Portfolio’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-Nasdaq listed securities, the Portfolios use the same price quoted by the exchange on which the security is primarily traded. For Nasdaq equity securities, the Portfolios use the Nasdaq official closing price. Unlisted securities and listed securities, including REITs, which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Portfolios. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.
Repurchase Agreements. The Portfolios may invest in one or more repurchase agreements. The Portfolios’ custodian takes possession of the collateral pledged for investments in repurchase agreements. The

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the purchase price. For repurchase agreements maturing in more than one year, the collateral must equal at least 102% of the purchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.
The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.
Investment Income and Expenses. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).
Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.
Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capital gains and returns of capital. Accordingly, the Portfolio’s distributions to shareholders may include a portion that may be return of capital received from the REITs, as well as a return of capital attributed to distribution of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation and, for tax purposes are charged to paid in capital.

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
For the year ended November 30, 2004, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

	Accumulated	Accumulated
	Undistributed	Undistributed
	Net Realized	Net Investment	Paid In
	Gain/Loss	Income/Loss	Capital

Small Cap Portfolio	—	$4,563,745	$(4,563,745)
Real Estate Securities Portfolio	—	—	—
Micro Cap Portfolio	—	2,882,892	(2,882,892)
Growth Portfolio	—	481,225	(481,225)
Mid Cap Portfolio	—	987,122	(987,122)
Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
Guarantees and indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience the Funds expect the risk of loss to be remote.
3. Investment Securities. The aggregate purchases and sales of long-term securities for the six months ended May 31, 2005 were as follows:

	Purchases	Sales

Small Cap Portfolio	$94,548,068	$192,405,558
Real Estate Securities Portfolio	3,011,357	13,448,014
Micro Cap Portfolio	101,827,790	158,700,607
Growth Portfolio	52,624,284	71,744,463
Mid Cap Portfolio	65,944,226	88,308,289
The Funds did not invest in U.S. government securities as a part of its long-term investment strategy.

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
4. Advisory Fees and Other Transactions with Affiliates. The Trust, on behalf of each Portfolio, employs Brazos Capital Management (the “Adviser”), (formerly John McStay Investment Counsel L.P.), an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Trust and each Portfolio. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of the American International Group. Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Portfolios pay the Adviser a monthly fee at the annual rate of 0.90%, 0.40%, 1.20%, 0.75% and 0.75% of the average daily net assets of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Growth Portfolio and Mid Cap Portfolio, respectively. Effective December 1, 2004, the Adviser agreed to temporarily reduce management fees for the Small Cap Portfolio and Micro Cap Portfolio by 0.10%. Prior to January 26, 2004, the Real Estate Securities Portfolio paid the Advisor a monthly fee at an annual rate of 0.90% of the average daily net assets. For the fiscal year ended November 30, 2004, the actual management fee for the Real Estate Securities Portfolio was higher than 0.40% due to the management fee accrual of 0.90% for the period from December 1, 2003 through January 25, 2004 when the Fund was actively managed by the Adviser.
For the six months ended May 31, 2005, the Adviser reimbursed certain operating expenses on the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Growth Portfolio, and Mid Cap Portfolio in the amounts of $1,803, $46,526, $4,341, $20,642 and $2,821, respectively.
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and receives an annual fee based upon average daily net assets of each Portfolio as follows:

.072% on the first $200 million .063% on the next $500 million .045% on the balance Minimum annual fee: $31,500 per Portfolio Multiple class administration: $10,800 per year per class for B and II
The Trust, on behalf of each Portfolio, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of the Administrator. A Distribution Plan for each class of shares of a Portfolio has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class N, Class B and Class II have adopted Distribution Plans hereinafter referred to as the “Class N Plan”, “Class B Plan”, and “Class II Plan”. In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.
Under the Class N Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio’s Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class’ Plan may exceed the Distributor’s distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.
The Trust, on behalf of each Portfolio, entered into a Transfer Agent Servicing Agreement with USBFS.
5. Trust Shares. At May 31, 2005, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Portfolio.

	Small Cap Portfolio

	Class Y				Class N

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	421,361	$7,265,393	4,411,082	$74,981,477	14,133	$235,969	382,058	$6,142,531
Shares redeemed	(5,067,339)	(86,765,814)	(41,370,487)	(684,682,044)	(54,565)	(912,207)	(1,161,532)	(18,341,159)

Net decrease	(4,645,978)	$(79,500,421)	(36,959,405)	$(609,700,567)	(40,432)	$(676,238)	(779,474)	$(12,198,628)

Beginning Shares	10,155,193		47,114,598		231,012		1,010,486

Ending Shares	5,509,215		10,155,193		190,580		231,012

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005

	Small Cap Portfolio

	Class B				Class II

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	—	—	$—	—	$—
Redemption Fees				—		—		—
Shares redeemed	(30,401)	(487,618)	(52,250)	(828,989)	(36,460)	(587,020)	(69,938)	(1,064,928)

Net decrease	(30,401)	$(487,618)	(52,250)	$(828,989)	(36,460)	$(587,020)	(69,938)	$(1,064,928)

Beginning Shares	144,868		197,118		129,177		199,115

Ending Shares	114,467		144,868		92,717		129,177

	Real Estate Securities Portfolio

	Class Y				Class N

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	112,914	$958,542	1,210,812	$10,365,015	10,364	$83,063	31,569	$253,824
Reinvested dividends	325,628	2,714,142	2,525,326	18,885,332	39,508	328,835	163,568	1,224,576
Shares redeemed	(1,352,668)	(10,597,685)	(7,068,633)	(62,402,277)	(68,711)	(544,224)	(150,618)	(1,197,703)

Net increase (decrease)	(914,126)	$(6,925,001)	(3,332,495)	$(33,151,930)	(18,839)	$(132,326)	44,519	$280,697

Beginning Shares	2,336,175		5,668,670		301,266		256,747

Ending Shares	1,422,049		2,336,175		282,427		301,266

	Real Estate Securities Portfolio

	Class B				Class II

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1	$6	20,639	$153,392	—	$—	2,526	$19,025
Reinvested dividends	38,488	318,074	141,961	1,055,300	28,933	239,457	121,943	907,650
Shares redeemed	(36,704)	(294,239)	(125,651)	(931,878)	(72,987)	(587,717)	(102,062)	(836,608)

Net increase (decrease)	1,785	$23,841	36,949	$276,814	(44,054)	$(348,260)	22,407	$90,067

Beginning Shares	291,497		254,548		217,649		195,242

Ending Shares	293,282		291,497		173,595		217,649

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005

	Micro Cap Portfolio

	Class Y				Class N

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	450,805	$9,072,880	3,099,580	$58,779,571	208,369	$4,064,699	197,090	$3,604,570
Shares redeemed	(1,900,865)	(37,445,749)	(7,126,242)	(129,394,257)	(110,045)	(2,147,660)	(380,958)	(7,083,242)

Net increase (decrease)	(1,450,060)	$(28,372,869)	(4,026,662)	$(70,614,686)	98,324	$1,917,039	(183,868)	$(3,478,672)

Beginning Shares	7,660,113		11,686,775		433,055		616,923

Ending Shares	6,210,053		7,660,113		531,379		433,055

	Micro Cap Portfolio

	Class B				Class II

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	—	$—	—	$—
Shares redeemed	(29,644)	(565,967)	(60,669)	(1,096,820)	(44,061)	(832,676)	(97,778)	(1,772,614)

Net decrease	(29,644)	$(565,967)	(60,669)	$(1,096,820)	(44,061)	$(832,676)	(97,778)	$(1,772,614)

Beginning Shares	227,255		287,924		190,864		288,642

Ending Shares	197,611		227,255		146,803		190,864

	Growth Portfolio

	Class Y				Class N

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,560	$36,421	34,936	$485,961	12,455	$178,367	23,741	$319,437
Shares redeemed	(321,061)	(4,593,869)	(973,384)	(13,201,405)	(43,148)	(606,575)	(101,658)	(1,358,633)

Net decrease	(318,501)	$(4,557,448)	(938,448)	$(12,715,444)	(30,693)	$(428,208)	(77,917)	$(1,039,196)

Beginning Shares	1,698,751		2,637,199		2,693,540		2,771,457

Ending Shares	1,380,250		1,698,751		2,662,847		2,693,540

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005

	Growth Portfolio

	Class B				Class II

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8	$100	—	$—	—	$—	—	$—
Shares redeemed	(48,174)	(664,763)	(109,555)	(1,430,638)	(39,007)	(539,160)	(98,353)	(1,294,055)

Net decrease	(48,166)	$(664,663)	(109,555)	$(1,430,638)	(39,007)	$(539,160)	(98,353)	$(1,294,055)

Beginning Shares	255,308		364,863		141,622		239,975

Ending Shares	207,142		255,308		102,615		141,622

	Mid Cap Portfolio

	Class Y				Class N

	For the		For the		For the		For the
	six months ended		year ended		six months ended		year ended
	May 31, 2005		November 30, 2004		May 31, 2005		November 30, 2004

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	17,063	$192,579	978,243	$10,417,729	84,314	$928,372	59,183	$620,192
Shares redeemed	(1,082,699)	(12,290,508)	(8,717,444)	(92,379,639)	(32,783)	(357,970)	(104,757)	(1,094,552)

Net increase (decrease)	(1,065,636)	$(12,097,929)	(7,739,201)	$(81,961,910)	51,531	$570,402	(45,574)	$(474,360)

Beginning Shares	3,876,038		11,615,239		2,897,160		2,942,734

Ending Shares	2,810,402		3,876,038		2,948,691		2,897,160

6. Income Tax Information. At November 30, 2004, accumulated earnings/(losses) on a tax basis were as follows:

		Real Estate
	Small Cap	Securities	Micro Cap	Growth	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of Investments	$159,229,817	$24,481,545	$141,361,175	$61,646,900	$70,737,751

Gross unrealized appreciation	32,360,551	5,083,133	33,473,029	10,035,647	9,993,178
Gross unrealized depreciation	(2,720,552)	(789,099)	(1,815,282)	(1,529,605)	(1,121,216)

Net unrealized appreciation	$29,639,999	$4,285,034	$31,657,747	$8,506,042	$8,871,963

Undistributed ordinary income	—	1,764,298	—	—	—
Undistributed long-term capital gain	—	1,665,805	—	—	—

Total distributable earnings	$—	$3,430,103	$—	$—	$—

Other accumulated gains (losses)	$(47,921,755)	$—	$(23,407,021)	$(34,197,811)	$(2,089,730)

Total accumulated earnings/(losses)	$(18,281,756)	$7,715,137	$8,250,726	$(25,691,769)	$6,782,233

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
At November 30, 2004, undistributed ordinary income and long-term capital gains for federal tax purposes were as follows:

	Undistributed		Undistributed
	Ordinary		Long-Term
	Income		Capital Gains

Small Cap Portfolio	$—		$—
Real Estate Securities Portfolio	1,764,298	*	1,655,805
Micro Cap Portfolio	—		—
Growth Portfolio	—		—
Mid Cap Portfolio	—		—

*	Amount includes ordinary income and short-term capital gains.
The following net realized capital loss carryforwards at November 30, 2004, may be utilized to offset future capital gains:

	Capital Loss	Expiration
	Carryforward	Through

Small Cap Portfolio	$47,921,755	11/30/10
Micro Cap Portfolio	23,407,021	11/30/10
Growth Portfolio	34,197,811	11/30/10
Mid Cap Portfolio	2,089,730	11/30/10
During the six months ended May 31, 2005 the Portfolios paid the following dividends:

Ordinary
	Income	Net Long-Term
	Dividends	Capital Gains

Small Cap Portfolio	$—	$—
Real Estate Securities Portfolio	2,007,931	1,665,819
Micro Cap Portfolio	—	—
Growth Portfolio	—	—
Mid Cap Portfolio	—	—
During the year ended November 30, 2004 the Portfolios paid the following dividends:

Ordinary
	Income	Net Long-Term
	Dividends	Capital Gains

Small Cap Portfolio	$—	$—
Real Estate Securities Portfolio	12,438,397	11,647,051
Micro Cap Portfolio	—	—
Growth Portfolio	—	—
Mid Cap Portfolio	—	—

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2005
7. Investment Concentration. Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts (“REITs”), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or its failure to maintain exemption from registration under the 1940 Act.
Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Portfolio is available without charge, upon request, by calling 1-800-426-9157 or the SEC website at http://www.sec.gov.
Proxy Voting Record. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

www.brazosfunds.com
US Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
TRUSTEES

GEORGE W. GAU
JOHN H. MASSEY
DAVID M. REICHERT
WAYNE G. WILLEMS
OFFICERS

WAYNE G. WILLEMS
President

BENJAMIN C. BELL, JR.
Chief Financial Officer, Treasurer
and Chief Compliance Officer

CHRISTOPHER L. BUTTS
Chief Marketing Officer
ADMINISTRATOR

U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WI 53202-5207
CUSTODIAN &
TRANSFER AGENT

U.S. BANK, N.A.
625 WALNUT STREET
CINCINNATI, OH 45202
COUNSEL

KIRKPATRICK & LOCKHART
NICHOLSON GRAHAM LLP
1800 MASSACHUSETTS AVENUE, NW
WASHINGTON, DC 20036
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202-5207
When used as sales literature, this report must be accompanied or preceded by the Fund’s current prospectus. Distributed 07/05.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of date within 90 days of

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the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title)	/s/ Wayne G. Willems

Wayne G. Willems

Date	8/9/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wayne G. Willems, President

Wayne G. Willems, President

Date	8/9/05

By (Signature and Title)	/s/ Benjamin C. Bell, Jr.

Benjamin C. Bell, Jr., Chief Financial Officer & Treasurer

Date	8/9/05

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